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The Manufacturers Life Insurance Company of North America
116 Huntington Avenue
Boston, MA  02116



May 6, 1999


VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549



         Re: The Manufacturers Life Insurance Company of North America Separate Account A
              File No. 33-77878 and 33-55712
              ------------------------------


Dear Sirs:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1999 for The Manufacturers Life Insurance Company of North America Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of North America, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 8 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 1999 via EDGAR.

         If you have any questions, please call the undersigned at
(617) 854-8628.




Very truly yours,



/s/ BETSY ANNE SEEL
---------------------------------
Betsy Anne Seel
Senior Counsel